UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22227
IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite N-611	Rye Brook, NY 10573
(Address of principal executive offices)	(Zip code)
Adam S. Patti IndexIQ Advisors LLC 800 Westchester Ave., Suite N-611 Rye Brook, NY 10573
(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedules of Investments -

IQ Hedge Multi-Strategy Tracker ETF

July 31, 2011 (unaudited)

	Shares	Value

Investment Companies - 85.8%

Aggregate Bond Funds - 26.5%
iShares Barclays Aggregate Bond Fund	182,655	$19,759,618
SPDR Barclays Capital Aggregate Bond ETF	6,906	395,368
Vanguard Total Bond Market ETF	206,493	16,990,244

Total Aggregate Bond Funds		37,145,230

Commodity Funds - 8.0%
iShares Silver Trust*	31,453	1,221,320
PowerShares DB Commodity Index Tracking Fund*	128,968	3,905,151
PowerShares DB Gold Fund*	106,434	6,058,223

Total Commodity Funds		11,184,694

Corporate Bond Funds - 26.8%
iShares Barclays Credit Bond Fund	20,259	2,178,856
iShares iBoxx $ Investment Grade Corporate Bond Fund	314,736	35,382,621

Total Corporate Bond Funds		37,561,477

Currency Harvest Fund - 5.9%
PowerShares DB G10 Currency Harvest Fund*	334,162	8,176,944

Emerging Equity Funds - 0.1%
iShares MSCI Emerging Markets Index	1,281	60,399
Vanguard MSCI Emerging Markets ETF	1,620	78,343

Total Emerging Equity Funds		138,742

Equity Funds - 7.7%
iShares MSCI EAFE Index Fund	61,430	3,602,869
SPDR S&P 500 ETF Trust	50,459	6,511,734
Vanguard MSCI EAFE ETF	17,703	658,021

Total Equity Funds		10,772,624

High Yield Corporate Bond Funds - 4.1%
iShares iBoxx $ High Yield Corporate Bond Fund	34,722	3,161,438
SPDR Barclays Capital High Yield Bond ETF	64,372	2,590,973

Total High Yield Corporate Bond Funds		5,752,411

Real Estate Fund - 0.6%
SPDR Dow Jones International Real Estate ETF	21,931	865,178

U.S. Small Cap Equity Fund - 6.1%
iShares Russell 2000 Index Fund	107,867	8,591,607

Total Investment Companies - 85.8%
(Cost $118,075,219)		120,188,907

Short-Term Investment - 10.9%

Money Market Fund - 10.9%
Invesco Treasury Portfolio Cash Management, 0.02%(a)
(Cost $15,323,631)	15,323,631	15,323,631

Total Investments - 96.7%
(Cost $133,398,850)		$135,512,538
Other Assets in Excess of Liabilities - 3.3%(b)		4,628,780
Net Assets - 100.0%		$140,141,318

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of July 31, 2011.
(b)	Other Assets in Excess of Liabilities includes net unrealized appreciation/(depreciation) on futures and swap contracts.

1

ETF - Exchange Traded Fund

Schedules of Investments -

IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2011 (unaudited)

Open futures contract outstanding at July 31, 2011:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at July 31, 2011	Unrealized Appreciation
E-Mini Euro FX Future	Morgan Stanley	September 2011	(41)	$(3,707,374)	$(3,676,675)	$30,699

Cash posted as collateral to broker for futures contracts was $82,000 at July 31, 2011.

Total return swap contracts outstanding at July 31, 2011:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
SPDR Barclays Capital Conv SEC ETF	0.47%	07/06/2012	$12,060,928	$(343,914)
iShares Dow Jones Real Estate	(1.26)%	07/06/2012	(10,895,097)	285,569
				$(58,345)

Cash posted as collateral to broker for swap contracts was $4,696,659 at July 31, 2011.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Schedules of Investments -

IQ Hedge Macro Tracker ETF

July 31, 2011(unaudited)

	Shares	Value

Investment Companies - 94.8%

Commodity Funds - 11.1%
iShares Silver Trust*	9,824	$381,466
PowerShares DB Commodity Index Tracking Fund*	28,197	853,805
PowerShares DB Gold Fund*	33,242	1,892,135

Total Commodity Funds		3,127,406

Corporate Bond Funds - 23.8%
iShares Barclays Credit Bond Fund	3,616	388,901
iShares iBoxx $ Investment Grade Corporate Bond Fund	56,175	6,315,193

Total Corporate Bond Funds		6,704,094

Currency Harvest Fund - 5.4%
PowerShares DB G10 Currency Harvest Fund*	62,294	1,524,334

Emerging Equity Funds - 26.7%
iShares MSCI Emerging Markets Index	69,557	3,279,613
Vanguard MSCI Emerging Markets ETF	88,001	4,255,728

Total Emerging Equity Funds		7,535,341

International Bond Funds - 1.5%
iShares JPMorgan USD Emerging Markets Bond Fund	1,962	217,821
PowerShares Emerging Markets Sovereign Debt Portfolio	3,072	84,542
SPDR Barclays Capital International Treasury Bond ETF	1,868	117,049

Total International Bond Funds		419,412

Short-Term Treasury Bond Funds - 26.3%
iShares Barclays 1-3 Year Treasury Bond Fund	36,673	3,098,135
iShares Barclays Short Treasury Bond Fund	14,355	1,581,921
SPDR Barclays Capital 1-3 Month T-Bill ETF*	8,036	368,531
Vanguard Short-Term Bond ETF	29,331	2,387,543

Total Short-Term Treasury Bond Funds		7,436,130

Total Investment Companies - 94.8%
(Cost $26,116,705)		26,746,717

Short-Term Investment - 4.9%

Money Market Fund - 4.9%
Invesco Treasury Portfolio Cash Management, 0.02%(a)
(Cost $1,372,989)	1,372,989	1,372,989

Total Investments - 99.7%
(Cost $27,489,694)	$28,119,706
Other Assets in Excess of Liabilities - 0.3%(b)	82,725
Net Assets - 100.0%	$28,202,431

1

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of July 31, 2011.
(b)	Other Assets in Excess of Liabilities includes net unrealized appreciation on futures contracts.

1

ETF - Exchange Traded Fund

Schedules of Investments

IQ Hedge Macro Tracker ETF (continued)

July 31, 2011 (unaudited)

Open futures contracts outstanding at July 31, 2011:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at July 31, 2011	Unrealized Appreciation
E-Mini Euro FX Future	Morgan Stanley	September 2011	(9)	$ (809,051)	$ (807,075)	$ 1,976
Russell 2000 Index Future	Morgan Stanley	September 2011	(22)	(1,821,638)	(1,750,100)	71,538
						$73,514

Cash posted as collateral to broker for futures contracts was $95,000 at July 31, 2011.

Schedules of Investments -

IQ Real Return ETF

July 31, 2011 (unaudited)

	Shares	Value

Investment Companies - 100.0%

Commodity Fund - 10.8%
PowerShares DB Gold Fund*	24,057	$1,369,325

Emerging Equity Funds - 3.5%
iShares MSCI Emerging Markets Index	4,104	193,503
Vanguard MSCI Emerging Markets ETF	5,216	252,246

Total Emerging Equity Funds		445,749

Long-Term Bond - 1.5%
iShares Barclays 20+ Year Treasury Bond Fund	2,009	196,762

Short-Term Treasury Bond Funds - 83.8%
iShares Barclays Short Treasury Bond Fund	78,586	8,660,177
SPDR Barclays Capital 1-3 Month T-Bill ETF*	43,992	2,017,473

Total Short-Term Treasury Bond Funds		10,677,650

U.S. Small Cap Equity Fund - 0.4%
iShares Russell 2000 Index Fund	657	52,330

Total Investment Companies - 100.0%
(Cost $12,622,343)		12,741,816

Short-Term Investment - 0.0%(a)

Money Market Fund - 0.0%(a)
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $6,343)	6,343	6,343

Total Investments - 100.0%
(Cost $12,628,686)		$12,748,159
Liabilities in Excess of Other Assets – (0.0)%(a)		(5,268)
Net Assets - 100.0%		$12,742,891

1

1

* Non-income producing securities. (a) Less than 0.05%. (b) Rate shown represents annualized 7-day yield as of July 31, 2011. ETF – Exchange Traded Fund

Schedules of Investments -

IQ Global Resources ETF

July 31, 2011(unaudited)

	Shares	Value

Common Stocks - 87.5%

Australia - 12.4%
BHP Billiton Ltd.	94,576	$4,302,998
Coal & Allied Industries Ltd.	12,515	1,409,490
Fortescue Metals Group Ltd.	54,555	378,132
Iluka Resources Ltd.	5,375	104,858
Macarthur Coal Ltd.	38,372	655,428
New Hope Corp. Ltd.	114,580	675,870
Newcrest Mining Ltd.	28,480	1,237,276
OZ Minerals Ltd.	5,796	86,777
PanAust Ltd.*	37,765	170,080
Woodside Petroleum Ltd.	1,728	72,793

Total Australia		9,093,702

Belgium - 0.1%
Umicore SA	2,049	104,880

Canada - 18.1%
Agnico-Eagle Mines Ltd.	10,453	582,165
Alamos Gold, Inc.	7,911	140,369
Barrick Gold Corp.	60,841	2,904,478
Canadian Natural Resources Ltd.	2,498	101,004
Canfor Corp.*	33,341	359,565
Cenovus Energy, Inc.	1,681	64,710
Centerra Gold, Inc.	14,656	287,698
Domtar Corp. ADR	11,226	897,519
Eldorado Gold Corp.	35,356	609,554
Enbridge, Inc.	1,810	59,508
Goldcorp, Inc.	45,801	2,193,206
Husky Energy, Inc.	2,070	58,034
IAMGOLD Corp.	21,756	435,964
Imperial Oil Ltd.	1,945	85,615
Kinross Gold Corp.	74,651	1,220,516
New Gold, Inc.*	20,599	223,013
Pan American Silver Corp.	6,480	195,796
SEMAFO, Inc.*	18,410	164,584
Silver Standard Resources, Inc.*	4,229	115,858
Silver Wheaton Corp.	19,432	700,786
Suncor Energy, Inc.	3,663	140,585
Teck Resources Ltd. Class B	11,506	570,868
TransCanada Corp.	1,637	68,867
Uranium One, Inc.	24,410	86,215
West Fraser Timber Co., Ltd.	10,033	480,646
Yamana Gold, Inc.	46,249	602,984

Total Canada		13,350,107

China - 0.3%
CNOOC Ltd.	101,251	226,287

Finland - 3.3%
M-real Oyj Class B*	86,096	317,960
UPM-Kymmene Oyj	135,537	2,117,114

Total Finland		2,435,074

France - 2.4%
GDF Suez	5,233	171,678
Suez Environnement Co.	31,808	591,006
Total SA	5,295	287,465
Veolia Environnement	31,291	710,675

Total France		1,760,824

	Shares	Value

Common Stocks (continued)

Germany - 0.1%
Suedzucker AG	988	$34,926

Hong Kong - 1.5%
China Agri-Industries Holdings Ltd.	20,137	22,709
Lee & Man Paper Manufacturing Ltd.	1,296,004	651,785
Shougang Fushan Resources Group Ltd.	778,530	439,481

Total Hong Kong		1,113,975

Ireland - 0.1%
Kerry Group PLC Class A	892	36,845

Italy - 0.3%
Eni SpA	8,733	190,499

Japan - 2.6%
Ajinomoto Co., Inc.	3,990	49,313
Hokuetsu Kishu Paper Co., Ltd.	60,603	379,210
Itoham Foods, Inc.	15,943	64,441
Maruha Nichiro Holdings, Inc.	36,524	63,878
Mitsui & Co., Ltd.	4,414	83,202
Nippon Meat Packers, Inc.	14,126	196,728
Nippon Paper Group, Inc.	38,850	866,186
Nisshin Seifun Group, Inc.	1,462	18,656
Nissin Foods Holdings Co., Ltd.	610	23,194
Sumitomo Metal Mining Co., Ltd.	10,398	184,144
Yamazaki Baking Co., Ltd.	1,208	16,683

Total Japan		1,945,635

Netherlands - 0.9%
Nutreco NV	2,146	149,565
Royal Dutch Shell PLC Class A*	14,610	537,461

Total Netherlands		687,026

Norway - 0.5%
Norsk Hydro ASA	26,801	191,324
Statoil ASA	7,206	177,748

Total Norway		369,072

Peru - 0.2%
Hochschild Mining PLC	19,087	150,296

Portugal - 0.8%
Portucel-Empresa Produtora de Pasta e Papel SA	204,061	606,998

Singapore - 0.3%
Golden Agri-Resources Ltd.	65,772	39,887
Olam International Ltd.	11,374	24,945
Wilmar International Ltd.	32,822	160,599

Total Singapore		225,431

Spain - 0.1%
Ebro Foods SA	747	14,524
Repsol YPF SA	2,801	88,651

Total Spain		103,175

Schedules of Investments -

IQ Global Resources ETF (continued)

July 31, 2011(unaudited)

	Shares	Value

Common Stocks (continued)

Sweden - 4.8%
Boliden AB	4,696	$81,299
Holmen AB B Shares	24,170	702,762
Sandvik AB	173,170	2,764,614

Total Sweden		3,548,675

Switzerland - 2.2%
Aryzta AG	395	21,599
Barry Callebaut AG*	27	28,466
Ferrexpo PLC	10,237	77,719
Lindt & Spruengli AG	12	39,051
Sulzer AG	2,128	309,940
Xstrata PLC	52,059	1,107,067

Total Switzerland		1,583,842

United Kingdom - 11.5%
African Barrick Gold Ltd.	26,135	226,730
Anglo American PLC	24,198	1,151,909
Antofagasta PLC	18,537	429,042
Associated British Foods PLC	4,445	78,145
BG Group PLC	7,749	183,676
BP PLC	49,545	374,922
Centrica PLC	12,965	65,251
Cranswick PLC	2,963	31,323
Eurasian Natural Resources Corp.	24,404	309,457
Kazakhmys PLC	10,282	227,514
Lonmin PLC	3,777	78,739
New World Resources PLC Class A	38,362	503,140
Pennon Group PLC	23,023	273,805
Petropavlovsk PLC	12,251	160,779
Randgold Resources Ltd.	5,617	512,188
Rio Tinto PLC	35,094	2,477,092
Severn Trent PLC	15,327	360,029
Tate & Lyle PLC	2,375	23,762
United Utilities Group PLC	43,478	420,007
Vedanta Resources PLC	4,855	141,060
Weir Group PLC	13,402	466,827

Total United Kingdom		8,495,397

United States - 25.0%
Alcoa, Inc.	17,237	253,901
Allied Nevada Gold Corp.*	4,674	178,079
Alpha Natural Resources, Inc.*	16,839	719,194
American Water Works Co., Inc.	10,904	305,312
Anadarko Petroleum Corp.	1,175	97,008
Apache Corp.	878	108,626
Aqua America, Inc.	8,987	190,075
Arch Coal, Inc.	22,408	573,645
Archer-Daniels-Midland Co.	3,339	101,439
Baker Hughes, Inc.	969	74,981
Bunge Ltd.	775	53,328
Chevron Corp.	4,549	473,187
Cliffs Natural Resources, Inc.	2,227	200,029
Coeur d'Alene Mines Corp.*	4,616	125,971
ConAgra Foods, Inc.	2,292	58,698

	Shares	Value

Common Stocks (continued)
United States (continued)
ConocoPhillips	3,344	$240,734
CONSOL Energy, Inc.	25,302	1,356,187
Corn Products International, Inc.	376	19,135
Devon Energy Corp.	1,012	79,644
EOG Resources, Inc.	560	57,120
Exxon Mobil Corp.	11,944	953,012
Flowers Foods, Inc.	694	15,212
Flowserve Corp.	3,468	344,650
Freeport-McMoRan Copper & Gold, Inc.	16,508	874,264
General Mills, Inc.	3,488	130,277
Green Mountain Coffee Roasters, Inc.*	492	51,143
Halliburton Co.	1,999	109,405
Hershey Co.	1,142	64,454
Hess Corp.	800	54,848
Hormel Foods Corp.	15,541	450,223
IDEX Corp.	5,013	207,939
ITT Corp.	11,595	618,477
J.M. Smucker Co.	594	46,285
Joy Global, Inc.	14,111	1,325,305
Kellogg Co.	1,914	106,763
Kraft Foods, Inc. Class A	9,306	319,940
Louisiana-Pacific Corp.*	36,094	279,729
Marathon Oil Corp.	1,547	47,911
McCormick & Co., Inc.	696	33,860
MeadWestvaco Corp.	44,772	1,394,200
National Oilwell Varco, Inc.	982	79,120
Newmont Mining Corp.	31,747	1,765,450
Occidental Petroleum Corp.	1,910	187,524
Peabody Energy Corp.	35,785	2,056,564
Pentair, Inc.	6,292	231,608
Ralcorp Holdings, Inc.*	274	23,701
Royal Gold, Inc.	3,278	210,120
Sara Lee Corp.	3,491	66,713
Schlumberger Ltd.	3,148	284,485
Seaboard Corp.	67	175,205
Smithfield Foods, Inc.*	9,340	205,667
Tyson Foods, Inc. Class A	22,046	387,128

Total United States		18,367,475

Total Common Stocks - 87.5%
(Cost $67,506,122)		64,430,141

Short-Term Investment - 11.1%

Money Market Fund - 11.1%
Invesco Treasury Portfolio Cash Management, 0.02%(a)
(Cost $8,188,195)	8,188,195	8,188,195

Total Investments - 98.6%
(Cost $75,694,317)		$72,618,336
Other Assets in Excess of Liabilities - 1.4%(b)		1,010,448
Net Assets - 100.0%		$73,628,784

1

Schedules of Investments -

IQ Global Resources ETF (continued)

July 31, 2011(unaudited)

Industry	Value	% of Net Assets
Precious Metals	$15,113,940	20.5%
Industrial Metals	13,341,570	18.1
Coal	12,478,918	17.0
Timber	9,053,674	12.3
Energy	5,885,561	8.0
Water	5,030,350	6.8
Grains Food Fiber	1,724,252	2.4
Livestock	1,724,157	2.3
Non-Energy Minerals	77,719	0.1
Total Common Stocks	$64,430,141	87.5%
Money Market Fund	8,188,195	11.1
Other Assets in Excess of Liabilities(b)	1,010,448	1.4
Total Net Assets	$73,628,784	100.0%

1

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of July 31, 2011.
(b)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

1

ADR – American Depositary Receipts

Schedules of Investments -

IQ Global Resources ETF (continued)

July 31, 2011(unaudited)

Open futures contracts outstanding at July 31, 2011:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at July 31, 2011	Unrealized Depreciation
E-Mini MSCI EAFE Index Future	Morgan Stanley	September 2011	(83)	$(6,883,657)	$(6,929,255)	$(45,598)
S&P 500 E-Mini Future	Morgan Stanley	September 2011	(108)	(6,922,026)	(6,957,360)	(35,334)
						$(80,932)

Cash posted as collateral to broker for futures contracts was $929,371 at July 31, 2011.

Schedules of Investments -

IQ Merger Arbitrage ETF

July 31, 2011(unaudited)

	Shares	Value

Common Stocks - 83.5%

Consumer Discretionary - 11.4%
99 Cents Only Stores*	5,645	$111,489
Barnes & Noble, Inc.	26,248	456,715
Family Dollar Stores, Inc.	19,077	1,013,179
Forzani Group Ltd., Class A	9,212	254,593
Schulthess Group AG*	2,361	169,841
Timberland Co., Class A*	13,297	568,979

Total Consumer Discretionary		2,574,796

Consumer Staples - 10.4%
BJ's Wholesale Club, Inc.*	9,846	495,746
Foster's Group Ltd.	181,863	1,008,825
Ralcorp Holdings, Inc.*	9,981	863,357

Total Consumer Staples		2,367,928

Energy - 6.5%
Southern Union Co.	34,027	1,463,161

Financials - 8.8%
CreXus Investment Corp.	22,624	237,778
FPIC Insurance Group, Inc.*	1,732	72,259
NYSE Euronext	29,259	979,006
optionsXpress Holdings, Inc.	4,590	69,309
TMX Group, Inc.	5,566	254,573
Transatlantic Holdings, Inc.	4,904	251,134
Valad Property Group*	70,014	135,356

Total Financials		1,999,415

Health Care - 10.1%
Cephalon, Inc.*	15,664	1,252,180
Continucare Corp.*	16,718	105,658
Synthes, Inc.	5,148	926,796

Total Health Care		2,284,634

Industrials - 6.0%
Demag Cranes AG	2,137	142,120
Dollar Thrifty Automotive Group, Inc.*	3,317	238,957
MAN SE	8,188	974,708

Total Industrials		1,355,785

Information Technology - 13.9%
LoopNet, Inc.*	5,111	93,634
Mentor Graphics Corp.*	29,873	341,448
National Semiconductor Corp.	46,966	1,161,000
Roth & Rau AG*	3,249	102,130
SMART Modular Technologies, Inc.*	15,052	135,468
Telvent GIT SA*	3,283	130,926
Varian Semiconductor Equipment Associates, Inc.*	17,568	1,067,080
Zoran Corp.*	13,899	115,362

Total Information Technology		3,147,048

	Shares	Value

Common Stocks (continued)

Materials - 9.2%
Fletcher Building Ltd.	40,135	$285,119
Lubrizol Corp.	9,463	1,273,720
Rhodia SA	4,070	184,523
Temple-Inland, Inc.	11,660	350,033

Total Materials		2,093,395

Utilities - 7.2%
Constellation Energy Group, Inc.	13,874	538,727
DPL, Inc.	10,062	304,376
Progress Energy, Inc.	17,115	799,955

Total Utilities		1,643,058

Total Common Stocks - 83.5%
(Cost $19,124,414)		18,929,220

Short-Term Investment - 15.1%

Money Market Fund - 15.1%
Invesco Treasury Portfolio Cash Management, 0.02%(a)
(Cost $3,429,261)	3,429,261	3,429,261

Total Investments - 98.6%
(Cost $22,553,675)		$22,358,481
Other Assets in Excess of Liabilities - 1.4%(b)		309,984
Net Assets - 100.0%		$22,668,465

1

*	Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of July 31, 2011.
(b)	Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

1

Schedules of Investments -

IQ Merger Arbitrage ETF (continued)

July 31, 2011(unaudited)

Open futures contracts outstanding at July 31, 2011:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at July 31, 2011	Unrealized Depreciation
E-Mini MSCI EAFE Index Future	Morgan Stanley	September 2011	(25)	$(2,073,027)	$(2,087,125)	$(14,098)
S&P 500 E-Mini Future	Morgan Stanley	September 2011	(31)	(1,990,930)	(1,997,020)	(6,090)
						$(20,188)

Cash posted as collateral to broker for futures contracts was $274,000 at July 31, 2011.

Schedules of Investments -

IQ Australia Small Cap ETF

July 31, 2011 (unaudited)

	Shares	Value

Common Stocks - 98.5%

Consumer Discretionary - 16.3%
APN News & Media Ltd.	131,172	$159,215
Aristocrat Leisure Ltd.	134,454	360,366
Austar United Communications Ltd.*	181,560	209,406
Billabong International Ltd.	64,908	419,946
Consolidated Media Holdings Ltd.	52,412	139,324
David Jones Ltd.	156,360	515,261
Flight Centre Ltd.	17,228	407,247
G.U.D. Holdings Ltd.	20,576	191,663
Invocare Ltd.	31,658	244,466
JB Hi-Fi Ltd.	30,360	500,234
Myer Holdings Ltd.	181,613	460,828
Navitas Ltd.	64,179	265,775
Pacific Brands Ltd.	290,881	207,687
Southern Cross Media Group Ltd.	175,126	265,467
Ten Network Holdings Ltd.	188,676	223,831
Seven West Media Ltd.	112,537	442,546
Wotif.com Holdings Ltd.	36,852	186,208

Total Consumer Discretionary		5,199,470

Consumer Staples - 3.0%
Goodman Fielder Ltd.	413,809	409,093
GrainCorp Ltd.	61,937	534,753

Total Consumer Staples		943,846

Energy - 8.2%
Aurora Oil And Gas Ltd.*	125,396	436,640
AWE Ltd.*	167,188	229,559
Bandanna Energy Ltd.*	59,055	142,063
Beach Energy Ltd.	337,498	372,578
Coalspur Mines Ltd.*	115,836	210,582
Eastern Star Gas Ltd.*	254,756	239,260
Energy Resources of Australia Ltd.	18,830	94,939
Gloucester Coal Ltd.*	23,177	236,767
Karoon Gas Australia Ltd.*	53,063	256,463
Linc Energy Ltd.	96,581	298,111
Nexus Energy Ltd.*	334,114	102,762

Total Energy		2,619,724

Financials - 3.6%
Bank of Queensland Ltd.	68,722	607,676
FlexiGroup Ltd.	58,022	133,842
IOOF Holdings Ltd.	56,311	400,200

Total Financials		1,141,718

Health Care - 6.4%
Acrux Ltd.	45,179	203,470
Ansell Ltd.	42,306	648,271
Mesoblast Ltd.*	42,829	427,644
Pharmaxis Ltd.*	68,049	82,223
Primary Health Care Ltd.	138,682	493,566

	Shares	Value

Common Stocks (continued)

Health Care (continued)
Sigma Pharmaceuticals Ltd.	359,028	$179,440

Total Health Care		2,034,614

Industrials - 22.7%
Boart Longyear Ltd.	144,024	640,723
Bradken Ltd.	50,447	476,002
Cabcharge Australia Ltd.	34,404	187,066
CSR Ltd.	161,182	465,642
Downer EDI Ltd.	129,249	543,759
Emeco Holdings Ltd.	197,141	249,032
Forge Group Ltd.	17,185	101,746
GWA Group Ltd.	93,074	265,816
Industrea Ltd.	111,887	145,025
Mermaid Marine Australia Ltd.	63,156	209,508
Mineral Resources Ltd.	34,026	456,359
Monadelphous Group Ltd.	24,755	520,729
NRW Holdings Ltd.	78,157	242,960
SAI Global Ltd.	62,322	308,744
Seek Ltd.	101,987	741,623
Spotless Group Ltd.	80,928	182,235
Transfield Services Ltd.	144,815	531,300
Transpacific Industries Group Ltd.*	151,838	152,610
UGL Ltd.	51,130	753,717
Virgin Blue Holdings Ltd.*	99,005	32,082

Total Industrials		7,206,678

Information Technology - 2.4%
carsales.com.au Ltd.	66,604	336,541
Iress Market Technology Ltd.	31,134	295,481
Silex Systems Ltd.*	40,843	130,554

Total Information Technology		762,576

Materials - 34.3%
Adelaide Brighton Ltd.	151,307	435,452
Aditya Birla Minerals Ltd.	47,956	78,489
Alkane Resources Ltd.*	61,872	135,587
Ampella Mining Ltd.*	53,589	141,864
Aquarius Platinum Ltd.	122,928	571,178
Atlas Iron Ltd.*	225,583	1,003,556
Ausdrill Ltd.	69,876	250,222
Brockman Resources Ltd.*	32,199	122,377
Coal of Africa Ltd.*	121,496	144,134
DuluxGroup Ltd.	112,181	321,618
Gindalbie Metals Ltd.*	185,455	160,933
Grange Resources Ltd.*	114,757	66,179
Independence Group NL	59,943	385,189
Intrepid Mines Ltd.*	162,494	317,715
Ivanhoe Australia Ltd.*	48,847	137,359
Kagara Ltd.*	170,451	114,211
Kingsgate Consolidated Ltd.	42,121	410,858
Medusa Mining Ltd.	46,107	356,043
Minara Resources Ltd.	108,099	79,557
Mirabela Nickel Ltd.*	143,694	299,897

Schedules of Investments -

IQ Australia Small Cap ETF (continued)

July 31, 2011 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Mount Gibson Iron Ltd.*	200,240	$395,916
Murchison Metals Ltd.*	104,523	88,980
Nufarm Ltd.*	55,866	266,328
OM Holdings Ltd.	88,576	89,999
OZ Minerals Ltd.	101,142	1,514,285
PanAust Ltd.*	146,706	660,711
Panoramic Resources Ltd.	59,951	117,219
Perseus Mining Ltd.*	114,743	390,722
Regis Resources Ltd.*	114,513	342,140
Resolute Mining Ltd.*	110,798	163,695
Sandfire Resources NL*	29,311	251,134
St. Barbara Ltd.*	101,308	203,646
Sundance Resources Ltd.*	721,619	416,148
Western Areas NL	44,456	286,648
White Energy Co., Ltd.*	75,933	178,494

Total Materials		10,898,483

Telecommunication Services - 0.5%
TPG Telecom Ltd.	89,397	149,752

Utilities - 1.1%
Energy World Corp., Ltd.*	262,848	190,559
Envestra Ltd.	235,697	176,053

Total Utilities		366,612

Total Common Stocks- 98.5%
(Cost $31,861,077)		31,323,473

Right - 0.0%(a)
Materials - 0.0%(a) Gindalbie Metals Ltd., expiring 8/12/11*
(Cost $0)	64,639	8,520
Short-Term Investment - 0.4%
Money Market Fund - 0.4%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $108,556)	108,556	108,556

Total Investments - 98.9%
(Cost $31,969,633)		$31,440,549
Other Assets in Excess of Liabilities - 1.1%		363,479
Net Assets - 100.0%		$31,804,028

* Non-income producing securities. (a) Less than 0.05% (b) Rate shown represents annualized 7-day yield as of July 31, 2011.

Schedules of Investments -
IQ Canada Small Cap ETF

July 31, 2011(unaudited)

	Shares	Value

Common Stocks - 99.7%

Consumer Discretionary - 2.4%
Great Canadian Gaming Corp.*	31,252	$255,152
RONA, Inc.	67,148	775,529
Yellow Media, Inc.	270,731	590,180

Total Consumer Discretionary		1,620,861

Consumer Staples - 1.7%
Cott Corp.*	48,820	405,234
Jean Coutu Group (PJC), Inc. Class A	59,898	753,316

Total Consumer Staples		1,158,550

Energy - 30.2%
Advantage Oil & Gas Ltd.*	85,067	591,987
AltaGas Ltd.	42,742	1,185,299
Angle Energy, Inc.*	33,627	337,979
Bankers Petroleum Ltd.*	127,239	800,119
Birchcliff Energy Ltd.*	65,086	946,805
BlackPearl Resources, Inc.*	146,168	913,023
BNK Petroleum, Inc.*	63,854	288,435
Canacol Energy Ltd.*	257,154	272,206
Canyon Services Group, Inc.	25,989	410,747
Celtic Exploration Ltd.*	39,077	987,829
Connacher Oil and Gas Ltd.*	230,833	249,183
Crew Energy, Inc.*	49,076	781,801
Denison Mines Corp.*	162,520	344,066
Ensign Energy Services, Inc.	64,731	1,396,179
Flint Energy Services Ltd.*	23,622	312,187
Ivanhoe Energy, Inc.*	145,327	246,743
Legacy Oil + Gas, Inc.*	65,512	776,545
NAL Energy Corp.	76,248	879,032
Nuvista Energy Ltd.	51,267	550,201
Petrobank Energy and Resources Ltd.*	54,752	849,269
Peyto Exploration & Development Corp.	68,560	1,674,211
Progress Energy Resources Corp.	92,632	1,345,574
Provident Energy Ltd.	138,793	1,232,067
Savanna Energy Services Corp.*	40,763	417,392
TransGlobe Energy Corp.*	37,569	403,587
Trican Well Service Ltd.	74,891	1,963,029
Trinidad Drilling Ltd.	62,272	651,991

Total Energy		20,807,486

Financials - 8.5%
Canadian Western Bank	38,233	1,220,138
Dundee Corp. Class A*	33,015	854,657
GMP Capital, Inc.	26,786	322,841
Industrial Alliance Insurance and Financial Services, Inc.	43,340	1,712,433
TMX Group, Inc.	38,436	1,757,949

Total Financials		5,868,018

Health Care - 0.6%
CML Healthcare, Inc.	46,291	440,520

	Shares	Value

Common Stocks (continued)

Industrials - 7.5%
Air Canada Class B*	79,080	$176,535
CAE, Inc.	132,404	1,734,581
Progressive Waste Solutions Ltd.	62,176	1,400,369
Russel Metals, Inc.	30,938	754,846
WestJet Airlines Ltd.	72,719	1,093,662

Total Industrials		5,159,993

Information Technology - 3.7%
Open Text Corp.*	29,498	1,993,739
Wi-LAN, Inc.	62,894	593,905

Total Information Technology		2,587,644

Materials - 43.1%
Alamos Gold, Inc.	60,273	1,069,456
Anvil Mining Ltd.*	51,916	361,287
Augusta Resource Corp.*	55,117	273,231
Aura Minerals, Inc.*	80,820	168,560
AuRico Gold, Inc.*	88,791	1,079,469
Aurizon Mines Ltd.*	83,614	492,491
Avalon Rare Metals, Inc.*	48,462	268,175
B2Gold Corp.*	153,018	526,017
Canfor Corp.*	41,177	444,072
Capstone Mining Corp.*	152,316	565,109
Cascades, Inc.	35,802	231,888
China Gold International Resources Corp., Ltd.*	81,643	309,750
Cline Mining Corp.*	90,035	205,708
Colossus Minerals, Inc.*	53,747	440,498
Copper Mountain Mining Corp.*	41,405	303,763
Dundee Precious Metals, Inc.*	49,638	431,273
Eastern Platinum Ltd.*	467,939	490,425
Endeavour Silver Corp.*	42,745	417,975
European Goldfields Ltd.*	70,079	887,234
Extorre Gold Mines Ltd.*	45,453	583,555
First Majestic Silver Corp.*	53,099	1,190,366
Fortuna Silver Mines, Inc.*	63,359	365,220
Golden Star Resources Ltd.*	133,221	335,095
Grande Cache Coal Corp.*	50,648	462,873
Great Basin Gold Ltd.*	234,187	468,791
Guyana Goldfields, Inc.*	42,933	359,969
Harry Winston Diamond Corp.*	43,547	679,117
High River Gold Mines Ltd.*	112,559	149,819
HudBay Minerals, Inc.	88,303	1,216,983
Katanga Mining Ltd.*	186,726	317,032
Kirkland Lake Gold, Inc.*	31,960	549,666
Lake Shore Gold Corp.*	126,773	288,317
Mercator Minerals Ltd.*	103,655	295,490
Methanex Corp.	47,836	1,418,811
Minefinders Corp., Ltd.*	41,590	608,496
Minera Andes, Inc.*	97,590	236,266
Neo Material Technologies, Inc.*	61,813	576,572
Nevsun Resources Ltd.	101,621	582,578
North American Palladium Ltd.*	67,765	282,665

Schedules of Investments -

IQ Canada Small Cap ETF (continued)

July 31, 2011(unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Northern Dynasty Minerals Ltd.*	39,600	$421,670
Northgate Minerals Corp.*	150,417	485,547
NovaGold Resources, Inc.*	91,403	914,844
Quadra FNX Mining Ltd.*	98,253	1,566,240
Romarco Minerals, Inc.*	259,210	429,232
Rubicon Minerals Corp.*	110,436	465,286
Sabina Gold & Silver Corp.*	57,491	341,036
San Gold Corp.*	159,366	501,072
SEMAFO, Inc.*	140,389	1,255,063
Sherritt International Corp.	151,978	950,908
Silvercorp Metals, Inc.	90,192	937,698
Taseko Mines Ltd.*	97,482	436,250
Thompson Creek Metals Co., Inc.*	86,294	781,408
Torex Gold Resources, Inc.*	179,790	327,867
Total Materials		29,748,183

Telecommunication Services - 0.5%
Manitoba Telecom Services, Inc.	11,130	361,260

Utilities - 1.5%
Just Energy Group, Inc.	70,688	1,007,553

Total Common Stocks- 99.7%
(Cost $72,049,208)		68,760,068

Short-Term Investment - 0.0%(a)

Money Market Fund - 0.0%(a)
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $22,714)	22,714	22,714

Total Investments - 99.7%
(Cost $72,071,922)		$68,782,782
Other Assets in Excess of Liabilities - 0.3%		171,980
Net Assets - 100.0%		$68,954,762

1

*	Non-income producing securities.
(a)	Less than 0.05%.
(b)	Rate shown represents annualized 7-day yield as of July 31, 2011.

1

Schedules of Investments -

IQ South Korea Small Cap ETF

July 31, 2011 (unaudited)

	Shares	Value

Common Stocks - 89.7%

Consumer Discretionary - 21.4%
Agabang&Company	6,762	$98,451
Dongyang Mechatronics Corp.	10,765	192,980
Grand Korea Leisure Co., Ltd.	8,883	196,735
Hanil E-Wha Co., Ltd.	12,152	138,890
Hansae Co., Ltd.	6,525	47,531
Hotel Shilla Co., Ltd.	16,469	479,558
Hwa Shin Co., Ltd.	8,921	155,692
Hyundai Greenfood Co., Ltd.	33,510	497,422
Interpark Corp.*	18,779	92,800
LG Fashion Corp.	9,588	427,881
Lotte Midopa Co., Ltd.	6,554	160,384
Nexen Tire Corp.	16,606	291,389
Paradise Co., Ltd.	27,268	208,461
Pyeong Hwa Automotive Co., Ltd.	4,563	87,858
Sejong Industrial Co., Ltd.	3,140	59,417
SL Corp.	7,179	184,190
S.M. Entertainment Co.*	5,100	130,850
Ssangyong Motor Co.*	17,496	139,231
Sungwoo Hitech Co., Ltd.	10,493	229,905
Tera Resource Co., Ltd.*	86,510	77,541
Woongjin Chemical Co., Ltd.*	135,783	160,343

Total Consumer Discretionary		4,057,509

Consumer Staples - 2.8%
CNK International Co., Ltd.*	21,736	261,830
Daesang Corp.	9,771	122,798
JW Shin-Yak Corp.	10,005	64,435
Korea Kolmar Co., Ltd.	11,672	88,345

Total Consumer Staples		537,408

Financials - 13.6%
Daishin Securities Co., Ltd.	20,990	271,757
Eugene Investment & Securities Co., Ltd.*	21,125	108,601
Hanwha Securities Co., Ltd.	29,042	179,602
HMC Investment Securities Co., Ltd.*	8,150	155,378
Korean Reinsurance Co.	43,060	539,118
LIG Insurance Co., Ltd.	21,259	528,299
Meritz Fire & Marine Insurance Co., Ltd.	31,397	364,804
SK Securities Co., Ltd.	107,221	177,464
Tong Yang Securities, Inc.	41,943	255,406

Total Financials		2,580,429

Health Care - 4.1%
Bukwang Pharmaceutical Co., Ltd.	8,161	117,658
Chabio & Diostech Co., Ltd.*	30,562	326,115
HanAll Biopharma Co., Ltd.*	13,072	135,146
RNL BIO Co., Ltd.*	34,490	203,479

Total Health Care		782,398

Industrials - 9.4%
Dong Yang Gang Chul Co., Ltd.	17,670	60,419

	Shares	Value

Common Stocks (continued)

Industrials (continued)
Dongkuk Structure & Construction Co., Ltd.	10,946	$53,780
Doosan Engineering & Construction Co., Ltd.	40,450	194,135
Hyunjin Materials Co., Ltd.*	5,496	99,828
Iljin Electric Co., Ltd.	8,169	57,415
S&T Dynamics Co., Ltd.	10,918	187,956
STX Corp.	18,339	356,587
STX Engine Co., Ltd.	10,079	270,545
STX Metal Co., Ltd.	4,360	44,456
Sung Kwang Bend Co., Ltd.	7,778	160,459
Taihan Electric Wire Co., Ltd.*	45,128	245,693
Wooree ETI Co., Ltd.	13,070	55,538

Total Industrials		1,786,811

Information Technology - 26.2%
Ace Digitech Co., Ltd.*	7,542	117,676
Aminologics Co., Ltd.*	20,880	113,480
Asia Pacific Systems, Inc.*	10,315	158,497
AUK Corp.	19,131	76,030
CrucialTec Co., Ltd.*	7,610	143,279
Daeduck Electronics Co., Ltd.	19,188	162,160
Daou Technology, Inc.	13,354	124,762
Digitech Systems Co., Ltd.*	5,134	59,165
Duksan Hi-Metal Co., Ltd.*	8,704	239,003
DuzonBIzon Co., Ltd.*	7,414	76,299
GameHi Co., Ltd.*	7,522	103,452
Gemvax & Kael Co., Ltd.*	10,837	450,728
Hana Micron, Inc.	6,072	71,415
Hanmi Semiconductor Co., Ltd.	4,813	32,641
Iljin Display Co., Ltd.*	6,820	59,448
Iljin Materials Co., Ltd.	6,981	164,543
Jusung Engineering Co., Ltd.*	11,191	151,258
KC Tech Co., Ltd.	9,028	64,908
KH Vatec Co., Ltd.	5,742	59,909
Lumens Co., Ltd.*	13,606	91,369
Melfas, Inc.	6,138	183,680
Neowiz Games Corp.*	6,990	413,048
NEPES Corp.	8,274	135,376
Osung LST Co., Ltd.*	6,672	131,314
Partron Co., Ltd.	10,200	117,063
POSCO ICT Co., Ltd.*	18,021	141,187
SFA Engineering Corp.	7,738	474,864
Shinsung Solar Energy Co., Ltd.	14,920	91,278
Simm Tech Co., Ltd.	9,924	130,839
SK Communications Co., Ltd.*	7,303	115,332
SNU Precision Co., Ltd.	7,176	90,866
STS Semiconductor & Telecommunications Co., Ltd.*	16,448	131,359
Wonik IPS Co., Ltd.*	21,921	178,811
Woongjin Energy Co., Ltd.*	9,087	117,649

Total Information Technology		4,972,688

Schedules of Investments -

IQ South Korea Small Cap ETF (continued)

July 31, 2011(unaudited)

	Shares	Value

Common Stocks (continued)

Materials - 12.2%
Capro Corp.	11,314	$390,082
Dongbu HiTek Co., Ltd.*	13,881	152,068
Dongbu Steel Co., Ltd.	14,038	115,841
Dongjin Semichem Co., Ltd.	14,115	73,099
Eugene Corp.*	16,787	60,346
Foosung Co., Ltd.*	25,094	191,127
Hansol Paper Co., Ltd.	20,888	173,753
Huchems Fine Chemical Corp.	11,679	298,538
MNTECH Co., Ltd.	8,784	61,821
Moorim P&P Co., Ltd.	12,365	90,424
Namhae Chemical Corp.	10,467	140,976
Namsun Aluminum Co., Ltd.*	30,188	19,213
Poongsan Corp.	9,078	384,026
Songwon Industrial Co., Ltd.	6,919	120,425
Ssangyong Cement Industrial Co., Ltd.*	8,032	50,357
Total Materials		2,322,096

Total Common Stocks- 89.7%
(Cost $14,396,691)		17,039,339
Right - 0.0%(a)
Materials - 0.0%(a)
Namsun Aluminum Co., Ltd., expiring 8/4/11*
(Cost $0)	4,145	432
Short-Term Investment - 0.3%
Money Market Fund - 0.3%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $50,191)	50,191	50,191

Total Investments - 90.0%
(Cost $14,446,882)		$17,089,962
Other Assets in Excess of Liabilities - 10.0%		1,910,144
Net Assets - 100.0%		$19,000,106

1

* Non-income producing securities.

(a) Less than 0.05%.

(b) Rate shown represents annualized 7-day yield as of July 31, 2011.

Schedules of Investments -

IQ Taiwan Small Cap ETF

July 31, 2011(unaudited)

	Shares	Value

Common Stocks - 97.2%

Consumer Discretionary - 12.3%
Altek Corp.	42,908	$54,016
Ambassador Hotel	35,603	49,758
Asia Optical Co., Inc.*	24,515	36,090
Aurora Corp.	12,286	24,286
Lealea Enterprise Co., Ltd.*	70,663	40,679
Makalot Industrial Co., Ltd.	14,537	35,945
Mercuries & Associates Ltd.	36,855	50,102
Merida Industry Co., Ltd.	19,917	49,455
Nien Hsing Textile Co., Ltd.	33,955	27,672
Sanyang Industry Co., Ltd.	81,353	59,388
Shinkong Textile Co., Ltd.	24,545	38,985
Test-Rite International Co., Ltd.*	43,900	40,344
Young Optics, Inc.	7,715	33,578

Total Consumer Discretionary		540,298

Consumer Staples - 6.2%
Great Wall Enterprise Co., Ltd.	46,081	60,966
Hey Song Corp.	48,632	59,028
Lien Hwa Industrial Corp.*	61,384	50,239
Taiwan Tea Corp.	66,241	46,978
Wei Chuan Food Corp.*	43,796	58,171

Total Consumer Staples		275,382

Financials - 4.3%
China Bills Finance Corp.	106,202	38,672
Hung Poo Real Estate Development Corp.*	21,609	31,849
Kindom Construction Co., Ltd.*	35,347	34,323
Shining Building Business Co., Ltd.*	29,191	53,654
Taiwan Acceptance Corp.	10,749	29,523

Total Financials		188,021

Health Care - 0.8%
YungShin Global Holding Corp.	19,110	34,197

Industrials - 11.8%
AcBel Polytech, Inc.	37,616	26,938
BES Engineering Corp.	145,180	50,146
Continental Holdings Corp.	52,032	22,826
First Steamship Co., Ltd.	26,983	69,620
King Slide Works Co., Ltd.	7,084	30,095
Phihong Technology Co., Ltd.	24,520	42,687
Powercom Co., Ltd.*	16,094	21,516
Shih Wei Navigation Co., Ltd.	29,198	39,490
Shin Zu Shing Co., Ltd.	10,760	29,106
Silitech Technology Corp.	12,280	27,554
T JOIN Transportation Co., Ltd.*	53,388	63,320
Wisdom Marine Lines Co., Ltd.*	18,638	27,664
Yungtay Engineering Co., Ltd.	37,522	71,438

Total Industrials		522,400

Information Technology - 44.3%
Ali Corp.*	25,909	33,245

	Shares	Value

Common Stocks (continued)

Information Technology (continued)
Alpha Networks, Inc.	32,778	$25,633
Career Technology MFG. Co., Ltd.	35,596	81,474
Compal Communications, Inc.	35,036	42,526
Compeq Manufacturing Co., Ltd.*	111,684	57,516
Darfon Electronics Corp.	29,131	28,691
D-Link Corp.	71,493	62,851
Edison Opto Corp.	9,218	26,309
Elan Microelectronics Corp.	45,893	53,635
Elite Semiconductor Memory Technology, Inc.	27,145	32,289
Elitegroup Computer Systems Co., Ltd.*	81,892	26,412
Entire Technology Co., Ltd.	14,899	32,035
Faraday Technology Corp.	34,569	44,717
Forhouse Corp.*	47,304	31,169
Formosa Epitaxy, Inc.	42,971	37,926
Gemtek Technology Corp.	31,402	35,502
Gigabyte Technology Co., Ltd.	55,649	62,142
Gigastorage Corp.	29,303	37,600
Global Mixed-Mode Technology, Inc.	8,350	27,683
Global Unichip Corp.	8,581	34,222
Greatek Electronics, Inc.	61,039	53,026
Holy Stone Enterprise Co., Ltd.*	30,633	35,748
ICP Electronics, Inc.	18,414	26,916
Infortrend Technology, Inc.	27,941	31,976
ITEQ Corp.*	28,019	37,653
Jentech Precision Industrial Co., Ltd.*	5,350	21,429
King Yuan Electronics Co., Ltd.	136,349	59,343
Kinpo Electronics, Inc.	160,990	47,791
LOTES Co., Ltd.*	5,038	15,672
Micro-Star International Co., Ltd.	103,267	51,749
Min Aik Technology Co., Ltd.	16,047	44,019
Opto Tech Corp.	51,978	26,137
Pan Jit International, Inc.*	34,483	34,082
Ralink Technology Corp.	19,341	54,598
San Chih Semiconductor Co.*	4,253	11,947
Silicon Integrated Systems Corp.	62,708	31,533
Solartech Energy Corp.*	21,953	47,582
Sunplus Technology Co., Ltd.*	52,891	27,055
Taiflex Scientific Co., Ltd.	16,656	39,047
Taiwan Surface Mounting Technology Corp.	26,527	75,895
Tong Hsing Electronic Industries Ltd.	12,185	49,863
TXC Corp.	32,809	53,761
Unity Opto Technology Co., Ltd.	36,925	45,203
Unizyx Holding Corp.*	42,732	32,010
Visual Photonics Epitaxy Co., Ltd.	21,025	39,446
Wah Lee Industrial Corp.	18,053	32,243
Walsin Technology Corp.*	60,020	27,787
WT Microelectronics Co., Ltd.	24,097	43,121
Zinwell Corp.	30,033	42,807

Total Information Technology		1,953,016

Materials - 17.5%
Asia Polymer Corp.	23,386	47,039

Schedules of Investments -

IQ Taiwan Small Cap ETF (continued)

July 31, 2011 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Cheng Loong Corp.	97,976	$44,171
China Manmade Fibers Corp.*	132,698	63,046
China Synthetic Rubber Corp.	60,635	61,506
Everlight Chemical Industrial Corp.	36,341	30,751
Formosan Rubber Group, Inc.	47,146	46,516
Grand Pacific Petrochemical Corp.	102,300	71,664
Great China Metal Industry Co., Inc.	25,470	37,186
Ho Tung Chemical Corp.*	67,817	48,919
Shinkong Synthetic Fibers Corp.	191,019	84,793
TA Chen Stainless Pipe Co., Inc.	65,403	42,641
Taiwan Hon Chuan Enterprise Co., Ltd.	26,479	79,615
UPC Technology Corp.	74,261	58,717
Yieh Phui Enterprise Co., Ltd.	142,479	56,822
Total Materials		773,386

Total Common Stocks- 97.2%
(Cost $4,073,852)		4,286,700

Right - 0.0%(a)
Materials - 0.0%(a)
Taiwan Hon Chuan Enterprise Co., Ltd., expiring 8/3/111
(Cost $0)	1,766	1,482

Short-Term Investment - 0.1%

Money Market Fund - 0.1%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $4,287)	4,287	4,287

Total Investments - 97.3%
(Cost $4,078,139)		$4,292,469
Other Assets in Excess of Liabilities - 2.7%		117,349
Net Assets - 100.0%		$4,409,818

1

* Non-income producing securities.

(a) Less than 0.05%.

(b) Rate shown represents annualized 7-day yield as of July 31, 2011.

Schedules of Investments -

IQ Global Agribusiness Small Cap ETF

July 31, 2011(unaudited)

	Shares	Value

Common Stocks - 99.6%

Australia - 4.5%
Elders Ltd.*	360,112	$140,426
GrainCorp Ltd.	173,559	1,498,476
Nufarm Ltd.*	156,546	746,297
Total Australia		2,385,199

Brazil - 3.2%
Cosan Ltd., Class A	139,766	1,723,315

Canada - 7.4%
BioExx Specialty Proteins Ltd.*	168,096	165,603
Hanfeng Evergreen, Inc.*	32,699	128,856
Viterra, Inc.	325,280	3,688,654
Total Canada		3,983,113

China - 8.4%
Ausnutria Dairy Corp., Ltd.	285,177	80,491
China Bluechemical Ltd., Class H	1,550,031	1,207,093
China Corn Oil Co., Ltd.	225,254	150,275
China Green Agriculture, Inc. ADR*	15,506	79,546
China Minzhong Food Corp., Ltd.*	376,898	444,607
China Modern Dairy Holdings Ltd.*	2,931,259	895,041
First Tractor Co., Ltd., Class H	349,268	451,680
Shenguan Holdings Group Ltd.	1,004,489	643,069
Xiwang Sugar Holdings Co., Ltd.*	415,326	111,897
Yongye International, Inc. ADR*	32,405	153,600
Zhongpin, Inc.*	26,841	277,268
Total China		4,494,567

Hong Kong - 8.9%
Asian Citrus Holdings Ltd.	522,416	453,750
Chaoda Modern Agriculture (Holdings) Ltd.	2,331,772	933,367
China Agri-Industries Holdings Ltd.	1,395,292	1,573,496
China Foods Ltd.	630,016	549,632
China Starch Holdings Ltd.	1,491,628	76,548
Global Bio-chem Technology Group Co., Ltd.	1,666,290	615,680
Sinofert Holdings Ltd.	1,552,264	587,488
Total Hong Kong		4,789,961

Indonesia - 7.3%
PT Bakrie Sumatera Plantations Tbk	8,406,000	430,063
PT Charoen Pokphand Indonesia Tbk	6,402,906	2,052,093
PT Japfa Comfeed Indonesia Tbk	755,690	471,056
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,603,000	719,441
PT Sampoerna Agro Tbk	545,000	233,961
Total Indonesia		3,906,614

Ireland - 1.4%
Glanbia PLC	116,794	766,829

Japan - 21.8%
Fuji Oil Co., Ltd.	53,000	807,462
House Foods Corp.	63,704	1,144,675
Iseki & Co., Ltd.*	160,802	416,640

	Shares	Value

Common Stocks (continued)

Japan (continued)
Itoham Foods, Inc.	127,092	$513,703
J-Oil Mills, Inc.	78,473	236,873
Kewpie Corp.	96,200	1,303,604
Kumiai Chemical Industry Co., Ltd.	39,338	127,406
Mitsui Sugar Co., Ltd.	68,772	326,977
Morinaga Milk Industry Co., Ltd.	168,612	751,425
Nihon Nohyaku Co., Ltd.	36,593	167,345
Nippon Flour Mills Co., Ltd.	117,474	555,487
Nippon Meat Packers, Inc.	149,503	2,082,080
Nisshin Oillio Group Ltd.	81,492	389,565
Nisshin Seifun Group, Inc.	162,000	2,067,237
NOF Corp.	138,000	627,517
Yamatane Corp.	77,000	142,648
Total Japan		11,660,644
Luxembourg - 0.6%
Adecoagro SA*	27,359	310,525
Netherlands - 6.9%
CSM NV	59,212	1,570,293
Nutreco NV	30,734	2,141,991
Total Netherlands		3,712,284
Singapore - 2.2%
First Resources Ltd.	252,526	296,843
Indofood Agri Resources Ltd.*	393,411	547,425
Mewah International, Inc.*	485,000	320,311
Total Singapore		1,164,579

Spain - 3.3%
Deoleo SA*	306,031	178,106
Ebro Foods SA	81,640	1,587,295
Total Spain		1,765,401

Thailand - 1.4%
GFPT PCL	537,667	201,907
Khon Kaen Sugar Industry PCL	542,592	283,803
Thai Vegetable Oil PCL	328,223	280,627
Total Thailand		766,337

United Kingdom - 1.5%
Devro PLC	144,090	611,650
Pursuit Dynamics PLC*	41,284	190,936
Total United Kingdom		802,586

United States - 20.8%
Andersons, Inc.	16,628	683,577
Chiquita Brands International, Inc.*	39,745	470,581
Dole Food Co., Inc.*	31,007	439,989
Lindsay Corp.	10,991	695,730
Smithfield Foods, Inc.*	145,321	3,199,968
Toro Co.	27,035	1,455,294
Tractor Supply Co.	63,225	4,167,792
Total United States		11,112,931

Schedules of Investments -

IQ Global Agribusiness Small Cap ETF (continued)

July 31, 2011(unaudited)

	Shares	Value

Total Common Stocks - 99.6%
(Cost $54,048,562)		$ 53,344,885

Short-Term Investment - 0.5%

Money Market Fund - 0.5%
Invesco Treasury Portfolio Cash Management, 0.02%(a)
(Cost $266,336)	266,336	266,336

Total Investments - 100.1%
(Cost $54,314,898)		$ 53,611,221
Liabilities in Excess of Other Assets - (0.1)%		(26,610)
Net Assets - 100.0%		$ 53,584,611

		% of
Industry	Value	Net Assets
Crop Production and Farming	$ 22,197,065	41.4%
Agricultural Supplies and Logistics	8,504,472	15.9
Livestock Operations	7,611,128	14.2
Agricultural Machinery	7,378,072	13.8
Biofuels	4,456,516	8.3
Agricultural Chemicals	3,197,632	6.0
Total Common Stocks	$ 53,344,885	99.6%
Money Market Fund	266,336	0.5
Liabilities in Excess of Other Assets	(26,610)	(0.1)
Total Net Assets	$ 53,584,611	100.0%

* Non-income producing securities.
(a) Rate shown represents annualized 7-day yield as of July 31, 2011.
ADR - American Depositary Receipts

Schedules of Investments -

IQ Global Oil Small Cap ETF

July 31, 2011 (unaudited)

	Shares	Value

Common Stocks - 99.7%

Australia - 2.3%
Caltex Australia Ltd.	3,196	$37,424
Horizon Oil Ltd.*	23,579	8,159

Total Australia		45,583

Bermuda - 1.1%
Archer Ltd.*	3,709	21,508

Canada - 10.5%
Bankers Petroleum Ltd.*	5,846	36,761
Canyon Services Group, Inc.	1,194	18,871
Cequence Energy Ltd.*	3,415	15,032
Ensign Energy Services, Inc.	2,974	64,146
Ithaca Energy, Inc.*	6,053	14,147
Ivanhoe Energy, Inc. ADR*	6,678	11,219
Oilsands Quest, Inc. ADR*	8,251	2,082
Rodinia Oil Corp.*	2,211	2,850
Southern Pacific Resource Corp.*	8,017	13,780
TransGlobe Energy Corp. ADR*	1,726	18,485
Twin Butte Energy Ltd.*	3,168	8,334

Total Canada		205,707

China - 1.5%
China Automation Group Ltd.	12,000	6,482
Sinopec Shanghai Petrochemical Co., Ltd. Class H	55,162	23,000

Total China		29,482

Colombia - 4.0%
Petrominerales Ltd.	2,456	78,456

Finland - 2.0%
Neste Oil Oyj	3,029	39,783

France - 2.4%
Etablissements Maurel et Prom	1,993	45,823
Toreador Resources Corp. ADR*	547	2,046

Total France		47,869

Hong Kong - 0.4%
Sino Oil And Gas Holdings Ltd.*	145,367	7,460

Italy - 1.4%
ERG SpA	805	10,752
Saras SpA*	8,452	17,405

Total Italy		28,157

	Shares	Value

Common Stocks (continued)

Japan - 3.9%
Cosmo Oil Co., Ltd.	12,000	$36,067
Showa Shell Sekiyu K.K.	4,276	41,103

Total Japan		77,170

Mongolia - 0.2%
Petro Matad Ltd.*	2,394	3,969

Netherlands - 6.0%
Core Laboratories NV ADR	1,079	117,266

Norway - 1.5%
DNO International ASA*	14,996	16,925
Norwegian Energy Co. ASA*	4,895	6,051
Panoro Energy ASA*	5,553	6,278

Total Norway		29,254

Russia - 3.5%
Alliance Oil Co., Ltd.*	4,061	68,696

Switzerland - 1.6%
Petroplus Holdings AG*	2,254	31,028

Thailand - 7.6%
Bangchak Petroleum PCL	7,859	5,955
Esso Thailand PCL	28,325	11,586
IRPC PCL	236,211	45,539
PTT Aromatics & Refining PCL	26,147	37,259
Thai Oil PCL	19,319	49,714

Total Thailand		150,053

United Arab Emirates - 3.6%
Dragon Oil PLC	5,923	51,821

Exillon Energy PLC*	2,670	18,627
Total United Arab Emirates		70,448

United Kingdom - 3.0%
Nautical Petroleum PLC*	2,076	11,109
Rockhopper Exploration PLC*	6,111	23,122
Salamander Energy PLC*	3,179	14,617
Xcite Energy Ltd.*	3,906	10,098

Total United Kingdom		58,946

United States - 43.2%
ALON USA Energy, Inc.	250	3,040
BPZ Resources, Inc.*	2,335	8,453

Schedules of Investments -

IQ Global Oil Small Cap ETF (continued)

July 31, 2011 (unaudited)

	Shares	Value

Common Stocks (continued)

United States (continued)
CAMAC Energy, Inc.*	1,206	$1,411
CVR Energy, Inc.*	748	20,084
Gulfport Energy Corp.*	887	32,340
Harvest Natural Resources, Inc.*	793	10,864
HollyFrontier Corp.	2,251	169,703
Key Energy Services, Inc.*	3,008	58,626
Kodiak Oil & Gas Corp.*	4,242	28,803
Lufkin Industries, Inc.	721	58,747
Magnum Hunter Resources Corp.*	2,652	19,041
Oceaneering International, Inc.	2,569	110,981
PetroQuest Energy, Inc.*	1,316	10,699
Pioneer Drilling Co.*	1,287	20,939
SemGroup Corp. Class A*	983	22,884
Stone Energy Corp.*	1,160	37,654
Sunoco, Inc.	2,867	116,544
Tesoro Corp.*	3,404	82,683
VAALCO Energy, Inc.*	1,350	8,991
Western Refining, Inc.*	1,226	25,047

Total United States		847,534

Total Common Stocks - 99.7%
(Cost $1,948,462)		1,958,369
Right – 0.0%(a) Canada – 0.0%(a)
Oilsands Quest, Inc. ADR, expiring 8/29/11*
(Cost $0)	6,732	289
Short-Term Investment - 0.5%

Money Market Fund - 0.5%
Invesco Treasury Portfolio Cash Management, 0.02%(b)
(Cost $10,614)	10,614	10,614

Total Investments - 100.2%
(Cost $1,959,076)		$1,969,272
Liabilities in Excess of Other Assets – (0.2)%		(4,725)
Net Assets - 100.0%		$1,964,547

1

Industry	Value	% of Net Assets
Refining & Marketing	$803,600	40.9%
Exploration & Production	669,743	34.1
Equipment, Services & Drilling	485,026	24.7
Total Common Stocks	$1,958,369	99.7%
Money Market Fund	10,614	0.5
Right	289	0.0 (a)
Liabilities in Excess of Other Assets	(4,725)	(0.2)
Total Net Assets	$1,964,547	100.0%

1

1

* Non-income producing securities.

(a) Less than 0.05%.

(b) Rate shown represents annualized 7-day yield as July 31, 2011.

ADR - American Depositary Receipts K.K. - Kabushiki Kaisha

Schedules of Investments -

IQ Hong Kong Small Cap ETF

July 31, 2011 (unaudited)

	Shares	Value

Common Stocks - 99.0%

Consumer Discretionary - 30.0%
Bonjour Holdings Ltd.	44,108	$7,922
Cafe De Coral Holdings Ltd.	11,370	28,649
China Travel International Investment Hong Kong Ltd.	100,176	20,821
Chow Sang Sang Holdings International Ltd.	13,099	49,492
Daphne International Holdings Ltd.	27,358	29,413
Emperor Watch & Jewellery Ltd.	61,353	13,224
Giordano International Ltd.	55,537	42,323
I.T. Ltd.	14,773	14,518
Kingston Financial Group Ltd.*	212,427	26,163
Luk Fook Holdings (International) Ltd.	10,550	55,427
Man Wah Holdings Ltd.	13,924	12,648
Melco International Development Ltd.	30,089	37,175
PCD Stores Group Ltd.	97,545	23,527
Phoenix Satellite Television Holdings Ltd.	32,104	12,274
Ports Design Ltd.	12,529	26,458
REXLot Holdings Ltd.	217,118	17,827
Sa Sa International Holdings Ltd.	36,851	29,265
Silver Base Group Holdings Ltd.	14,392	13,184
Skyworth Digital Holdings Ltd.	66,655	42,929
Texwinca Holdings Ltd.	25,618	36,022
VODone Ltd.	83,324	18,387
Xtep International Holdings Ltd.	20,258	11,930
Total Consumer Discretionary		569,578

Consumer Staples - 3.9%
China Modern Dairy Holdings Ltd.*	124,185	37,919
Dynasty Fine Wines Group Ltd.	13,028	3,677
Global Bio-chem Technology Group Co., Ltd.	70,594	26,084
Yashili International Holdings Ltd.	31,091	6,023
Total Consumer Staples		73,703

Energy - 2.3%
China Qinfa Group Ltd.*	16,480	7,189
King Stone Energy Group Ltd.*	42,854	10,776
Mongolia Energy Corp., Ltd.*	136,779	17,372
Titan Petrochemicals Group Ltd.*	126,500	7,709
Total Energy		43,046

Financials - 14.2%
C C Land Holdings Ltd.	46,936	17,643
China Overseas Grand Oceans Group Ltd.	10,470	15,179
Emperor International Holdings Ltd.	39,195	9,001
Great Eagle Holdings Ltd.	11,727	38,666
Guotai Junan International Holdings Ltd.	15,201	6,046
Hopson Development Holdings Ltd.	24,150	22,091
Hutchison Harbour Ring Ltd.	65,128	6,768
K Wah International Holdings Ltd.	39,758	13,925
Kowloon Development Co., Ltd.	12,782	17,186
Midland Holdings Ltd.	23,273	13,556
Minmetals Land Ltd.	30,182	4,956
Polytec Asset Holdings Ltd.	43,713	5,608

	Shares	Value

Common Stocks (continued)

Financials (continued)
Shanghai Industrial Urban Development Group Ltd.*	31,196	$8,405
Shenzhen Investment Ltd.	74,668	21,650
Silver Grant International Industries Ltd.	49,564	15,134
Value Partners Group Ltd.	27,066	21,460
Yuexiu Property Co., Ltd.*	183,633	33,690

Total Financials		270,964

Health Care - 2.7%
Anxin-China Holdings Ltd.*	66,417	17,468
China Pharmaceutical Group Ltd.	27,814	12,632
Guangzhou Pharmaceutical Co., Ltd. Class H	8,153	8,431
Hua Han Bio-Pharmaceutical Holdings Ltd.	28,557	7,730
Viva China Holdings Ltd.*	181,966	4,973

Total Health Care		51,234

Industrials - 12.6%
China Everbright International Ltd.	70,481	26,946
China Haidian Holdings Ltd.	44,420	6,098
CITIC Resources Holdings Ltd.*	100,672	18,599
COSCO International Holdings Ltd.	22,498	12,094
EVA Precision Industrial Holdings Ltd.	35,666	13,498
Fook Woo Group Holdings Ltd.*	36,281	10,706
Goodtop Tin International Holdings Ltd.*	53,390	9,384
Neway Group Holdings Ltd.	226,084	4,525
Pacific Basin Shipping Ltd.	63,903	35,089
Shenzhen International Holdings Ltd.	399,664	32,303
Shun Tak Holdings Ltd.	41,535	27,390
Singamas Container Holdings Ltd.	54,305	18,811
Sinotrans Shipping Ltd.	47,216	13,327
Tianjin Development Holdings Ltd.*	18,186	10,803

Total Industrials		239,573

Information Technology - 12.0%
Apollo Solar Energy Technology Holdings Ltd.*	338,544	13,247
BYD Electronic International Co., Ltd.*	22,364	7,976
China Wireless Technologies Ltd.	50,483	10,816
Comba Telecom Systems Holdings Ltd.	27,190	24,977
G-Resources Group Ltd.*	521,549	41,486
Heng Xin China Holdings Ltd.*	78,381	13,173
Hi Sun Technology (China) Ltd.*	67,323	23,407
Kingdee International Software Group Co., Ltd.	64,365	37,738
O-Net Communications Group Ltd.*	9,597	2,906
TCL Communication Technology Holdings Ltd.	21,518	18,358
TPV Technology Ltd.	50,489	25,198
Truly International Holdings Ltd.	44,428	8,208

Total Information Technology		227,490

Schedules of Investments -

IQ Hong Kong Small Cap ETF (continued)

July 31, 2011 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials - 13.5%
AMVIG Holdings Ltd.	18,486	$11,360
Chiho-Tiande Group Ltd.	25,742	19,981
China Glass Holdings Ltd.	27,088	8,167
China Precious Metal Resources Holdings Co., Ltd.*	106,579	22,014
China Timber Resources Group Ltd.*	415,349	19,716
IRC Ltd.*	124,651	28,946
Jinchuan Group International Resources Co., Ltd.*	34,650	13,781
Lee & Man Holding Ltd.	7,647	8,889
Minmetals Resources Ltd.*	71,800	49,466
Shougang Concord International Enterprises Co., Ltd.	158,468	14,841
Sino Union Energy Investment Group Ltd.*	108,108	9,986
TCC International Holdings Ltd.	33,346	21,819
West China Cement Ltd.	85,195	27,435
Total Materials		256,401

Telecommunication Services - 2.7%
Citic Telecom International Holdings Ltd.	34,811	8,173
Hutchison Telecommunications Hong Kong Holdings Ltd.	64,862	23,051
SmarTone Telecommunications Holding Ltd.	13,120	20,300
Total Telecommunication Services		51,524

Utilities - 5.1%
Beijing Enterprises Water Group Ltd.*	33,398	9,041
China Gas Holdings Ltd.	100,300	37,703
China Oil and Gas Group Ltd.*	132,108	11,695
China Power International Development Ltd.	58,756	14,699
China Power New Energy Development Co., Ltd.*	173,217	10,334
China Water Affairs Group Ltd.	44,000	14,451
Total Utilities		97,923

Total Common Stocks - 99.0%
(Cost $1,955,238)		1,881,436

Short-Term Investment - 1.0%

Money Market Fund - 1.0%
Invesco Treasury Portfolio Cash Management, 0.02%(a)
(Cost $18,258)	18,258	18,258

Total Investments - 100.0%
(Cost $1,973,496)		$1,899,694
Other Assets in Excess of Liabilities - 0.0%(b)		516
Net Assets - 100.0%		$1,900,210

1

1

* Non-income producing securities.

(a) Rate shown represents annualized 7-day yield as of July 31, 2011.

(b) Less than 0.05%.

Schedules of Investments -

IQ Japan Mid Cap ETF

July 31, 2011 (unaudited)

	Shares	Value

Common Stocks - 99.4%

Consumer Discretionary - 14.2%
ABC-MAR T, Inc.	100	$3,861
ASICS Corp.	900	13,677
Don Quijote Co., Ltd.	200	6,869
J. Front Retailing Co., Ltd.	2,000	9,483
Koito Manufacturing Co., Ltd.	1,000	17,217
Marui Group Co., Ltd.	1,000	8,201
NHK Spring Co., Ltd.	1,000	10,662
NOK Corp.	400	7,447
Sanrio Co., Ltd.	200	8,628
Stanley Electric Co., Ltd.	600	10,198
Sumitomo Rubber Industries Ltd.	700	9,041
Takashimaya Co., Ltd.	1,000	7,449
Takata Corp.	100	2,991
Toho Co., Ltd.	500	8,686
Tokyo Broadcasting System Holdings, Inc.	500	6,361
Toyoda Gosei Co., Ltd.	300	6,591
Toyota Boshoku Corp.	300	5,045
Yamaha Corp.	600	7,112
Total Consumer Discretionary		149,519

Consumer Staples - 4.9%
FamilyMart Co., Ltd.	300	11,298
Nippon Meat Packers, Inc.	1,000	13,927
Nisshin Seifun Group, Inc.	1,000	12,761
Yamazaki Baking Co., Ltd.	1,000	13,810
Total Consumer Staples		51,796

Energy - 2.1%
Cosmo Oil Co., Ltd.	3,000	9,017
Japan Petroleum Exploration Co., Ltd.	100	5,111
Showa Shell Sekiyu K.K.	800	7,690
Total Energy		21,818

Financials - 18.7%
ACOM Co., Ltd.*	120	2,052
Aozora Bank Ltd.	7,000	17,049
Bank of Kyoto Ltd. (The)	2,000	18,241
Chugoku Bank Ltd. (The)	1,000	12,696
Credit Saison Co., Ltd.	800	13,598
Fukuoka Financial Group, Inc.	4,000	16,997
Gunma Bank Ltd. (The)	2,000	10,623
Hachijuni Bank Ltd. (The)	2,000	11,089
Hiroshima Bank Ltd. (The)	2,000	8,783
Hokuhoku Financial Group, Inc.	5,000	10,429
Iyo Bank Ltd. (The)	2,000	18,811
Joyo Bank Ltd. (The)	3,000	12,592
Nishi-Nippon City Bank Ltd. (The)	4,000	12,281
Shinsei Bank Ltd.	10,000	12,696
Tokyu Land Corp.	2,000	9,379
Yamaguchi Financial Group, Inc.	1,000	10,196
Total Financials		197,512

	Shares	Value

Common Stocks (continued)

Health Care - 3.7%
Dainippon Sumitomo Pharma Co., Ltd.	700	$7,100
Suzuken Co., Ltd.	400	10,022
Sysmex Corp.	300	11,446
Tsumura & Co.	300	9,806
Total Health Care		38,374

Industrials - 27.8%
Amada Co., Ltd.	2,000	15,520
Chiyoda Corp.	1,000	12,774
Furukawa Electric Co., Ltd.	3,000	12,903
GS Yuasa Corp.	2,000	13,888
Hino Motors Ltd.	1,000	6,205
IHI Corp.	6,000	16,168
JTEKT Corp.	900	13,233
Kajima Corp.	5,000	15,481
Kawasaki Kisen Kaisha Ltd.	3,000	9,833
Keihan Electric Railway Co., Ltd.	2,000	8,758
Kurita Water Industries Ltd.	500	14,503
Minebea Co., Ltd.	2,000	10,183
Nabtesco Corp.	500	12,644
Nagoya Railroad Co., Ltd.	4,000	10,623
Nippon Sheet Glass Co., Ltd.	4,000	12,748
NTN Corp.	2,000	12,074
Obayashi Corp.	3,000	13,836
Shimizu Corp.	3,000	13,253
Sojitz Corp.	5,600	11,027
Sumitomo Heavy Industries Ltd.	2,000	14,017
Taisei Corp.	5,000	11,919
THK Co., Ltd.	500	12,897
Toto Ltd.	1,000	7,799
Ushio, Inc.	600	11,279
Total Industrials		293,565

Information Technology - 11.0%
Advantest Corp.	900	15,974
Brother Industries Ltd.	1,100	17,143
Elpida Memory, Inc.*	900	8,302
Gree, Inc.	400	9,157
Hamamatsu Photonics K.K.	400	17,982
Hitachi High-Technologies Corp.	300	6,483
Konami Corp.	400	10,488
Seiko Epson Corp.	600	10,221
Shimadzu Corp.	1,000	9,263
Yaskawa Electric Corp.	1,000	11,076
Total Information Technology		116,089

Materials - 16.0%
Air Water, Inc.	1,000	12,126
Daicel Chemical Industries Ltd.	1,000	7,151
Daido Steel Co., Ltd.	1,000	7,099
Denki Kagaku Kogyo K.K.	2,000	9,665
Kaneka Corp.	1,000	6,413
Kansai Paint Co., Ltd.	1,000	9,224

Schedules of Investments -

IQ Japan Mid Cap ETF (continued)

July 31, 2011 (unaudited)

	Shares	Value

Common Stocks (continued)

Materials (continued)
Mitsubishi Gas Chemical Co., Inc.	2,000	$15,572
Mitsui Chemicals, Inc.	4,000	15,235
Nippon Paper Group, Inc.	500	11,148
Showa Denko K.K.	5,000	10,429
Taiyo Nippon Sanso Corp.	2,000	15,624
Teijin Ltd.	4,000	17,878
Toyo Seikan Kaisha Ltd.	800	13,991
Ube Industries Ltd.	5,000	16,971

Total Materials		168,526

Utilities - 1.0%
Toho Gas Co., Ltd.	2,000	10,934

Total Common Stocks - 99.4%
(Cost $997,408)		1,048,133

Short-Term Investment - 0.6%

Money Market Fund - 0.6%
Invesco Treasury Portfolio Cash Management, 0.02%(a)
(Cost $6,874)	6,874	6,874

Total Investments - 100.0%
(Cost $1,004,282)		$1,055,007
Liabilities in Excess of Other Assets - (0.0)%(b)		(422)
Net Assets - 100.0%		$1,054,585

1

* Non-income producing security.

(a) Rate shown represents annualized 7-day yield as July 31, 2011.

(b) Less than 0.05%.
K.K. – Kabushiki Kaisha

Schedules of Investments -

IQ US Real Estate Small Cap ETF

July 31, 2011 (unaudited)

	Shares	Value

Common Stocks - 99.2%

Diversified REITs - 11.1%
CapLease, Inc.	9,471	$42,146
Cousins Properties, Inc.	14,421	122,723
Investors Real Estate Trust	11,203	91,080
Redwood Trust, Inc.	10,931	156,641
Resource Capital Corp.	6,640	37,848
Total Diversified REITs		450,438

Hotel REITs - 14.3%
Ashford Hospitality Trust.	8,483	92,465
FelCor Lodging Trust, Inc.*	17,323	89,040
Hersha Hospitality Trust	21,030	110,197
Pebblebrook Hotel Trust	7,082	140,011
Sunstone Hotel Investors, Inc.*	16,446	146,534
Total Hotel REITs		578,247

Mortgage REITs - 24.0%
Anworth Mortgage Asset Corp.	17,608	122,024
ARMOUR Residential REIT, Inc.	9,238	66,883
CreXus Investment Corp.	10,032	105,436
Dynex Capital, Inc.	5,611	51,060
Gramercy Capital Corp. *	6,116	16,758
Invesco Mortgage Capital.	12,580	246,316
iStar Financial, Inc.*	12,868	90,205
Newcastle Investment Corp.	11,032	66,302
NorthStar Realty Finance Corp.	13,028	50,549
RAIT Financial Trust	5,293	29,429
Starwood Property Trust, Inc.	6,485	125,809
Total Mortgage REITs		970,771

Office REITs - 15.9%
First Industrial Realty Trust, Inc.*	12,051	142,804
First Potomac Realty Trust	6,964	108,778
Franklin Street Properties Corp.	9,859	124,322
Government Properties Income Trust	3,832	94,765
Lexington Realty Trust	18,829	158,164
MPG Office Trust, Inc.*	4,776	15,809
Total Office REITs		644,642

Residential REITs - 4.8%
Associated Estates Realty Corp.	5,769	104,707
Education Realty Trust, Inc.	10,050	88,239
Total Residential REITs		192,946

Retail REITs - 15.9%
Acadia Realty Trust	5,611	117,775
Cedar Shopping Centers, Inc.	6,689	33,177
Getty Realty Corp.	3,532	81,942
Glimcher Realty Trust	13,902	136,935
Inland Real Estate Corp.	10,743	94,753
Pennsylvania Real Estate Investment Trust	7,745	113,077
Ramco-Gershenson Properties Trust	5,361	65,780
Total Retail REITs		643,439

	Shares	Value

Common Stocks (continued)

Specialized REITs - 13.2%
Cogdell Spencer, Inc.	7,104	$42,340
DCT Industrial Trust, Inc.	34,188	185,299
Medical Properties Trust, Inc.	15,547	182,833
U-Store-It Trust	11,901	126,745
Total Specialized REITs		537,217

Total Common Stocks- 99.2%
(Cost $4,080,580)		4,017,700

Short-Term Investment - 0.7%

Money Market Fund - 0.7%
Invesco Treasury Portfolio Cash Management, 0.02%(a)
(Cost $29,824)	29,824	29,824

Total Investments - 99.9%
(Cost $4,110,404)		$4,047,524
Other Assets in Excess of Liabilities - 0.1%		2,747
Net Assets - 100.0%		$4,050,271

* Non-income producing securities.
(a)	Rate shown represents annualized 7-day yield as of July 31, 2011.

REITs - Real Estate Investment Trusts

Schedules of Investments -

IQ Emerging Markets Mid Cap ETF

July 31, 2011 (unaudited)

	Shares	Value

Common Stocks - 96.3%

Brazil - 8.3%
Anhanguera Educacional Participacoes SA	1,200	$23,032
BR Properties SA	1,600	17,489
Brookfield Incorporacoes SA	2,800	12,368
Companhia de Saneamento de Minas Gerais-Copasa MG*	800	16,666
Cia. Hering	1,600	33,919
Diagnosticos da America SA*	2,800	34,477
Gafisa SA	5,600	27,005
Light SA	1,200	21,712
LLX Logistica SA*	4,400	12,335
Localiza Rent a Car SA	1,600	25,719
Magnesita Refratarios SA*	3,200	12,921
Marfrig Alimentos SA	2,000	19,534
Mills Estruturas e Servicos de Engenharia SA	800	10,869
MMX Mineracao e Metalicos SA*	2,800	14,727
OdontoPrev SA	800	13,472
Rossi Residencial SA	2,000	14,982
Totvs SA	1,200	20,756
Total Brazil		331,983

Chile - 2.7%
Administradora de Fondos de Pensiones Provida SA	2,978	14,589
Compania General de Electricidad SA	2,960	16,500
Compania SudAmericana de Vapores SA	21,522	12,703
Ripley Corp. SA	13,070	15,343
Salfacorp SA	4,586	16,241
Sonda SA	4,734	12,521
Vina Concha Y Toro SA	8,574	19,513
Total Chile		107,410

China - 6.3%
Ajisen (China) Holdings Ltd.	8,000	15,744
China Lilang Ltd.	12,000	16,504
China National Materials Co., Ltd. Class H	24,000	17,736
China Shanshui Cement Group	28,000	33,947
Dongyue Group	8,000	8,724
Guangshen Railway Co., Ltd. Class H	40,000	15,652
Harbin Power Equipment Co., Ltd. Class H	8,000	10,531
Lianhua Supermarket Holdings, Ltd. Class H	4,000	8,765
Minth Group Ltd.	8,000	12,850
Renhe Commercial Holdings Co., Ltd.	104,000	20,548
Sany Heavy Equipment International Holdings Co., Ltd.	12,000	12,116
Shui On Land Ltd.	80,000	35,410
Springland International Holdings Ltd.	24,000	22,878
Wumart Stores, Inc. Class H	8,000	20,034
Total China		251,439

Egypt - 0.5%
Egyptian Financial Group-Hermes Holding*	3,310	10,633
Talaat Moustafa Group*	14,406	10,300

	Shares	Value

Common Stocks (continued)

Egypt (continued)
Total Egypt		$20,933

Hong Kong - 3.0%
Beijing Capital International Airport Co. Ltd. Class H*	32,000	15,026
Franshion Properties China Ltd.	56,000	15,447
Glorious Property Holdings Ltd.*	40,000	12,316
Kingboard Laminates Holding Ltd.	24,000	14,379
KWG Property Holding Ltd.	26,000	18,179
Trinity Ltd.	24,000	26,603
Yingde Gases	18,000	19,537
Total Hong Kong		121,487

Hungary - 0.5%
Magyar Telekom Telecommunications PLC	6,804	19,716

Indonesia - 3.6%
PT Aneka Tambang Tbk	116,000	27,286
PT Borneo Lumbung Energi & Metal Tbk*	66,000	10,867
PT Charoen Pokphand Indonesia Tbk	96,000	30,768
PT Jasa Marga (Persero) Tbk	34,000	15,895
PT Kalbe Farma Tbk	56,000	22,887
PT Lippo Karawaci Tbk	204,000	18,715
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	68,000	18,795
Total Indonesia		145,213

Malaysia - 5.1%
AirAsia Berhad	23,600	31,250
Berjaya Corp. Berhad	44,400	17,802
Berjaya Sports Toto Berhad	8,000	11,887
Bursa Malaysia Berhad	7,600	19,743
Dialog Group Berhad	15,600	14,244
Gamuda Berhad	21,200	26,357
Kulim (Malaysia) Berhad	15,200	18,846
Lafarge Malayan Cement Berhad	3,600	8,952
Malaysia Marine and Heavy Engineering Holdings Berhad *	4,500	11,599
SP Setia Berhad	12,000	15,768
UEM Land Holdings Berhad *	14,854	13,012
UMW Holdings Berhad	5,600	13,943
Total Malaysia		203,403

Mexico - 3.9%
Compartamos SAB de CV	12,400	22,316
Corporacion GEO SAB de CV*	6,800	13,623
Desarrolladora Homex SAB de CV*	4,000	17,411
Empresas ICA SAB de CV*	10,000	20,341
Genomma Lab Internacional SAB de CV Class B*	7,200	16,492
Grupo Aeroportuario del Pacifico SAB de CV Class B	7,600	31,151

Schedules of Investments -

IQ Emerging Markets Mid Cap ETF (continued)

July 31, 2011 (unaudited)

	Shares	Value

Common Stocks (continued)

Mexico (continued)
Grupo Aeroportuario del Sureste SAB de CV Class B	2,400	$14,310
Promotora y Operadora de Infraestructura SAB de CV*	4,000	19,991
Total Mexico		155,635

Philippines - 2.5%
Alliance Global Group, Inc.*	59,200	16,268
Banco de Oro Unibank, Inc.	14,720	22,339
Energy Development Corp.	121,600	19,593
International Container Terminal Services, Inc.	14,240	18,417
Jollibee Foods Corp.	6,180	12,752
Universal Robina Corp.	11,600	13,020
Total Philippines		102,389

Poland - 1.7%
Bank Millennium SA	8,002	15,303
Globe Trade Centre SA*	1,868	11,059
Grupa Lotos SA*	836	11,467
Synthos SA	7,626	15,733
TVN SA	2,436	14,771
Total Poland		68,333

Russia - 0.4%
OGK-1 ADR*	500,776	15,023

South Africa - 12.6%
Adcock Ingram Holdings Ltd.	1,964	17,854
Aveng Ltd.	4,510	24,047
AVI Ltd.	3,450	16,575
Barloworld Ltd.	2,648	25,452
Clicks Group Ltd.*	3,482	20,756
Discovery Holdings Ltd.	5,170	30,209
Imperial Holdings Ltd.	2,104	36,023
Liberty Holdings Ltd.	1,504	16,787
Life Healthcare Group Holdings Ltd.	13,006	33,628
Medi-Clinic Corp., Ltd.	4,034	18,942
MMI Holdings Ltd.	8,526	21,600
Mr. Price Group Ltd.	3,250	35,695
Nampak Ltd.	6,912	22,836
Netcare Ltd.	15,244	32,939
Northam Platinum Ltd.	3,150	17,439
Pick n Pay Stores Ltd.	3,194	19,510
Pretoria Portland Cement Co., Ltd.	6,644	25,545
Reunert Ltd.	1,972	17,456
Sappi Ltd.*	6,312	28,680
Spar Group Ltd. (The)	2,224	30,491
Telkom South Africa Ltd.	2,468	13,145
Total South Africa		505,609

South Korea - 14.7%
Asiana Airlines, Inc.*	1,280	12,869

	Shares	Value

Common Stocks (continued)

South Korea (continued)
BS Financial Group, Inc.*	1,970	$30,364
Celltrion, Inc.	1,072	48,806
Cheil Worldwide, Inc.	1,280	20,214
Daewoo International Corp.	640	24,251
Dongbu Insurance Co., Ltd.	480	23,811
Dongkuk Steel Mill Co., Ltd.	560	21,060
Hanjin Heavy Industries & Construction Co., Ltd.*	400	11,648
Hanjin Shipping Co., Ltd.	760	15,174
Hanwha Corp.	680	33,345
Hyosung Corp.	300	26,577
Hyundai Development Co.	800	25,154
Hyundai Hysco	400	18,382
Hyundai Marine & Fire Insurance Co., Ltd.	680	21,800
Hyundai Securities Co., Ltd.	1,520	18,382
Hyundai Wia Corp.*	156	23,970
KP Chemical Corp.	560	13,624
LG Innotek	160	14,190
LG International Corp.	340	19,994
LG Uplus Corp.	3,600	18,166
Samsung Fine Chemicals Co., Ltd.	240	16,026
Seoul Semiconductor Co., Ltd.	576	17,373
SK Networks Co., Ltd.	1,440	17,619
SKC Co., Ltd.	264	17,453
STX Offshore & Shipbuilding Co., Ltd.	600	13,886
STX Pan Ocean Co., Ltd.	2,240	16,870
Woongjin Coway Co., Ltd.	760	29,375
Woori Investment & Securities Co., Ltd.	960	17,210
Total South Korea		587,593

Taiwan - 24.4%
Advantech Co., Ltd.	4,000	13,525
Asia Cement Corp.	26,000	40,124
Catcher Technology Co., Ltd.	8,000	69,914
China Life Insurance Co., Ltd.	24,000	33,667
China Petrochemical Development Corp.*	20,000	31,073
Coretronic Corp.	8,000	9,433
E Ink Holdings, Inc.	8,000	16,618
Epistar Corp.	8,000	18,755
EVA Airways Corp.*	20,000	17,825
Evergreen Marine Corp.*	20,000	13,698
Everlight Electronics Co., Ltd.	4,000	8,601
Far Eastern Department Stores, Ltd.	12,000	26,134
Formosa Taffeta Co., Ltd.	12,000	13,567
Giant Manufacturing Co., Ltd.	4,000	16,022
Highwealth Construction Corp.	12,000	27,383
Inventec Corp.	40,000	19,629
KGI Securities Co., Ltd.*	48,000	27,133
Kinsus Interconnect Technology Corp.	4,000	16,507
LCY Chemical Corp.	8,000	19,837
Lite-On Technology Corp.	28,000	36,608
Macronix International Co., Ltd.	40,000	19,975
Motech Industries, Inc.	4,000	12,471
Novatek Microelectronics Corp.	8,000	22,389
Pegatron Corp.*	20,000	22,993
Polaris Securities Co., Ltd.*	24,000	17,978

Schedules of Investments -

IQ Emerging Markets Mid Cap ETF (continued)

July 31, 2011 (unaudited)

	Shares	Value

Common Stocks (continued)

Taiwan (continued)
Pou Chen Corp.	36,000	$32,148
Powertech Technology, Inc.	8,400	24,149
Ruentex Industries Ltd.	4,000	9,863
Simplo Technology Co., Ltd.	4,200	36,195
Sino-American Silicon Products, Inc.*	4,000	11,930
Taishin Financial Holding Co., Ltd.	72,760	38,859
Taiwan Glass Industrial Corp.	16,000	24,775
Tatung Co., Ltd.*	28,000	14,371
Tripod Technology Corp.*	4,000	15,883
TSRC Corp.	8,400	22,751
U-Ming Marine Transport Corp.	12,000	21,057
Unimicron Technology Corp.	16,000	28,465
Walsin Lihwa Corp.*	40,000	19,004
Wan Hai Lines Ltd.*	20,000	14,045
Wintek Corp.*	16,000	21,723
WPG Holdings Ltd.	16,000	26,745
Yang Ming Marine Transport Corp.*	20,000	12,762
Yulon Motor Co., Ltd.	12,000	31,378
Total Taiwan		977,962

Thailand - 3.7%
BEC World PCL	18,400	25,294
Big C Supercenter PCL	5,200	20,922
Electricity Generating PCL	6,000	18,961
Glow Energy PCL	9,200	17,428
Thai Union Frozen Products PCL	8,800	16,818
TMB Bank PCL	337,800	23,105
Total Access Communication PCL	10,800	24,443
Total Thailand		146,971

Turkey - 2.4%
Arcelik AS	3,634	16,728
Asya Katilim Bankasi AS*	20,240	28,844
Petkim Petrokimya Holding AS*	9,210	13,839
TAV Havalimanlari Holding AS*	2,532	12,471
Turk Hava Yollari Anonim Ortakligi*	7,686	14,436
Turkiye Sise ve Cam Fabrikalari AS	5,768	12,691
Total Turkey		99,009

Total Common Stocks - 96.3%
(Cost $3,848,906)		3,860,108

Short-Term Investment - 7.2%

Money Market Fund - 7.2%
Invesco Treasury Portfolio Cash Management, 0.02%(a)
(Cost $287,182)	287,182	287,182

Total Investments - 103.5%
(Cost $4,136,088)		$4,147,290
Liabilities in Excess of Other Assets - (3.5)%(b)		(138,699)
Net Assets - 100.0%		$4,008,591

1

Industry	Value	% of Net Assets
Industrials	$761,046	19.0%
Financials	670,297	16.7
Consumer Discretionary	669,844	16.7
Information Technology	531,726	13.3
Materials	521,285	13.0
Consumer Staples	253,593	6.3
Health Care	239,497	6.0
Utilities	125,884	3.1
Telecommunication Services	75,469	1.9
Energy	11,467	0.3
Total Common Stocks	$3,860,108	96.3%
Money Market Fund	287,182	7.2
Liabilities in Excess of Other Assets	(138,699)	(3.5)%
Total Net Assets	$4,008,591	100.0%

* Non-income producing securities.

(a) Rate shown represents annualized 7-day yield as of July 31, 2011.

(b) Liabilities in Excess of Other Assets includes net unrealized depreciation on swap contracts.

ADR – American Depositary Receipt

Schedules of Investments -

IQ Emerging Markets Mid Cap ETF (continued)

July 31, 2011 (unaudited)

Total return swap contracts outstanding at July 31, 2011:

Total Return Benchmark	Annual Financing Rate Received	Expiration Date	Notional Amount	Unrealized (Depreciation)
Essar Oil Ltd.	0.51%	7/12/2013	$19,669	$(11)
Housing Development & Infrastructure Ltd.	0.51%	7/12/2013	11,643	(7)
LIC Housing Finance	0.51%	7/12/2013	15,654	(9)
Reliance Capital Ltd.	0.51%	7/12/2013	21,048	(11)
Satyam Computer Services Ltd.	0.51%	7/12/2013	17,261	(9)
Suzlon Energy Ltd.	0.51%	7/12/2013	16,402	(8)
Unitech Ltd.	0.51%	7/12/2013	13,257	(8)
Yes Bank Ltd.	0.51%	7/12/2013	22,467	(12)
Net Unrealized Depreciation				$(75)

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Fair Value Measurement (unaudited)

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
  Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
  Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Factors considered in determining Level 2 and Level 3 fair value measurements may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

There were no transfers between Level 1 and 2 securities during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of July 31, 2011 in valuing the Funds assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
IQ Hedge Multi-Strategy Tracker ETF
Investment Companies*	$120,188,907	$—	$—	$120,188,907
Other Financial Instruments**	30,699	(58,345)	—	(27,646)
Short-Term Investment	15,323,631	—	—	15,323,631
Total	$135,543,237	$(58,345)	$—	$135,484,892
IQ Hedge Macro Tracker ETF
Investment Companies*	$26,746,717	$—	$—	$26,746,717
Other Financial Instruments**	73,514	—	—	73,514
Short-Term Investment	1,372,989	—	—	1,372,989
Total	$28,193,220	$—	$—	$28,193,220
IQ Real Return ETF
Investment Companies*	$12,741,816	$—	$—	$12,741,816
Short-Term Investment	6,343	—	—	6,343
Total	$12,748,159	$—	$—	$12,748,159
IQ Global Resources ETF
Common Stocks†	$64,430,141	$—	$—	$64,430,141
Other Financial Instruments**	(80,932)	—	—	(80,932)
Short-Term Investment	8,188,195	—	—	8,188,195
Total	$72,537,404	$—	$—	$72,537,404
IQ Merger Arbitrage ETF
Common Stocks*	$18,929,220	$—	$—	$18,929,220
Other Financial Instruments**	(20,188)	—	—	(20,188)
Short-Term Investment	3,429,261	—	—	3,429,261
Total	$22,338,293	$—	$—	$22,338,293
IQ Australia Small Cap ETF
Common Stocks*	$31,323,473	$—	$—	$31,323,473
Right*	—	8,520	—	8,520
Short-Term Investment	108,556	—	—	108,556
Total	$31,432,029	$8,520	$—	$31,440,549
IQ Canada Small Cap ETF
Common Stocks*	$68,760,068	$—	$—	$68,760,068
Short-Term Investment	22,714	—	—	22,714
Total	$68,782,782	$—	$—	$68,782,782
IQ South Korea Small Cap ETF
Common Stocks*	$17,039,339	$—	$—	$17,039,339
Right*	—	432	—	432
Short-Term Investment	50,191	—	—	50,191
Total	$17,089,530	$432	$—	$17,089,962
IQ Taiwan Small Cap ETF
Common Stocks*	$4,286,700	$—	$—	$4,286,700
Right*	—	1,482	—	1,482
Short-Term Investment	4,287	—	—	4,287
Total	$4,290,987	$1,482	$—	$4,292,469
IQ Global Agribusiness Small Cap ETF
Common Stocks†	$53,344,885	$—	$—	$53,344,885
Short-Term Investment	266,336	—	—	266,336
Total	$53,611,221	$—	$—	$53,611,221
IQ Global Oil Small Cap ETF
Common Stocks†	$1,958,369	$—	$—	$1,958,369
Right*	289	—	—	289
Short-Term Investment	10,614	—	—	10,614
Total	$1,969,272	$—	$—	$1,969,272
IQ Hong Kong Small Cap ETF
Common Stocks*	$1,881,436	$—	$—	$1,881,436
Short-Term Investment	18,258	—	—	18,258
Total	$1,899,694	$—	$—	$1,899,694
IQ Japan Mid Cap ETF
Common Stocks*	$1,048,133	$—	$—	$1,048,133
Short-Term Investment	6,874	—	—	6,874
Total	$1,055,007	$—	$—	$1,055,007
IQ US Real Estate Small Cap ETF
Common Stocks*	$4,017,700	$—	$—	$4,017,700
Short-Term Investment	29,824	—	—	29,824
Total	$4,047,524	$—	$—	$4,047,524
IQ Emerging Markets Mid Cap ETF
Common Stocks†	$3,860,108	$—	$—	$3,860,108
Other Financial Instruments**	—	(75)	—	(75)
Short-Term Investment	287,182	—	—	287,182
Total	$4,147,290	$(75)	$—	$4,147,215

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Derivative instruments, including swap transactions and futures contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

The cost basis of investments for Federal income tax purposes at July 31, 2011 was as follows (unaudited)*:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$133,486,839	$2,941,303	$915,604	$2,025,699
IQ Hedge Macro Tracker ETF	27,565,904	630,674	76,872	553,802
IQ Real Return ETF	12,665,583	123,831	41,255	82,576
IQ Global Resources ETF	75,725,839	2,045,390	5,152,893	(3,107,503)
IQ Merger Arbitrage ETF	22,553,837	215,806	411,162	(195,356)
IQ Australia Small Cap ETF	32,403,008	2,118,705	3,081,164	(962,459)
IQ Canada Small Cap ETF	72,743,570	4,975,737	8,936,525	(3,960,788)
IQ South Korea Small Cap ETF	14,611,973	2,980,811	502,822	2,477,989
IQ Taiwan Small Cap ETF	4,090,106	509,801	307,438	202,363
IQ Global Agribusiness Small Cap ETF	54,315,672	2,644,482	3,348,933	(704,451)
IQ Global Oil Small Cap ETF	1,959,076	138,921	128,725	10,196
IQ Hong Kong Small Cap ETF	1,973,496	104,550	178,352	(73,802)
IQ Japan Mid Cap ETF	1,004,282	58,971	8,246	50,725
IQ US Real Estate Small Cap ETF	4,110,404	59,041	121,921	(62,880)
IQ Emerging Markets Mid Cap ETF	4,136,088	208,860	197,658	11,202

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under then 1940 Act (17 CFR 270.30a-2(a)). Filed hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By:	/s/ Adam S. Patti
Adam S. Patti Principal Executive Officer

Date:	September 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam S. Patti
Adam S. Patti Principal Executive Officer

Date:	September 15, 2011

By:	/s/ David L. Fogel
David L. Fogel Principal Financial Officer

Date:	September 15, 2011